STOCK-BASED COMPENSATION PLAN (Tables)	12 Months Ended
	Jan. 30, 2016	Jan. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Restricted Stock Units Activity
The following table summarizes the status of RSUs as of January 30, 2016, and changes during the year then ended:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 31, 2015	1,583,280	$48.48
Outstanding Family Dollar RSUs converted in connection with the Acquisition	132,896	80.08
Granted	648,211	80.67
Vested	(727,518)	50.61
Forfeited	(67,448)	69.10
Nonvested at January 30, 2016	1,569,421	$63.24

Schedule of Share-based Compensation, Stock Options, Activity
The following tables summarize information about options outstanding at January 30, 2016 and changes during the year then ended.

Stock Option Activity
	January 30, 2016
		Weighted
		Average	Weighted	Aggregate
		Per Share	Average	Intrinsic
		Exercise	Remaining	Value (in
	Shares	Price	Term	millions)
Outstanding, beginning of period	491,233	$15.29
Outstanding Family Dollar options converted
in connection with the Acquisition	1,437,530	67.87
Granted	9,158	76.10
Exercised	(298,114)	29.39
Forfeited	(89,808)	72.12
Outstanding, end of period	1,549,999	$58.41	2.0	$35.5
Options vested
at January 30, 2016	1,036,765	$51.50	1.7	$30.9
Options exercisable at end of period	1,036,765	$51.50	1.7	$30.9

Schedule of options outstanding and exercisable, by range of exercise prices

		Options Outstanding		Options Exercisable
	Options			Options
Range of	Outstanding	Weighted Avg.	Weighted Avg.	Exercisable	Weighted Avg.
Exercise	at January 30,	Remaining	Exercise	at January 30,	Exercise
Prices	2016	Contractual Life	Price	2016	Price
$8.64 to $13.90	205,519	1.8	$10.72	205,519	$10.72
$13.91 to $48.30	75,908	4.9	26.02	75,908	26.02
$48.31 to $58.97	213,104	2.7	52.06	206,436	51.89
$58.98 to $68.92	679,606	1.3	68.27	432,344	68.38
$68.93 to $81.30	375,862	2.7	76.80	116,558	76.64
$8.64 to $81.30	1,549,999	2.0	$58.41	1,036,765	$51.50

Weighted average assumptions
The fair value of the employees' purchase rights is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Expected term	3 months	3 months	3 months
Expected volatility	13.2%	8.8%	11.6%
Annual dividend yield	—%	—%	—%
Risk free interest rate	0.2%	—%	—%

The weighted average assumptions used in the Black-Scholes option pricing model for converted awards in 2015 are as follows.

Fiscal 2015
Expected term in years	2.03
Expected volatility	20.77%
Annual dividend yield	—%
Risk free interest rate	0.60%
Weighted-average fair value of
options granted during the period	$23.15